CREATION AND REDEMPTION OF CREATION UNITS	5 Months Ended	9 Months Ended
	Jun. 03, 2014	Sep. 30, 2014
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CREATION AND REDEMPTION OF CREATION UNITS

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

The Managed Futures Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of the Managed Futures Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the Managed Futures Fund to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from the Managed Futures Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a fixed transaction fee of up to $500 per order and a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fees are waived or otherwise adjusted by the Sponsor.

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

The Managed Futures Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of the Managed Futures Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the Managed Futures Fund to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from the Managed Futures Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a fixed transaction fee of up to $500 per order and a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fees are waived or otherwise adjusted by the Sponsor.